Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Thousands		3 Months Ended						6 Months Ended				12 Months Ended
	May 04, 2016	Jun. 30, 2016		Mar. 31, 2016		Mar. 31, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities				$ (2,110)	[1]	$ 38,497	[1]	$ (4,575)	[2]	$ 57,702	[2]	$ 83,649	[3]	$ 104,265	[3],[4]	$ 64,323	[4]
Investing activities:
Capital expenditures for property, plant and equipment				(13,124)	[1]	(37,391)	[1]	(29,787)	[2]	(66,229)	[2]	(121,358)	[3]	(82,181)	[3],[4]	(10,630)	[4]
Investment in Hi-Crush Augusta LLC																0
Acquisition of Hi-Crush Augusta LLC												0	[3]	(224,250)	[3],[4]	0	[4]
Acquisition of D&I Silica LLC, net												0	[3]	0	[3],[4]	(94,955)	[4]
Restricted cash, net												691	[3]	0	[3],[4]	0	[4]
Net cash used in investing activities				(13,124)	[1]	(37,391)	[1]	(29,787)	[2]	(66,229)	[2]	(120,667)	[3]	(306,431)	[3],[4]	(105,585)	[4]
Financing activities:
Proceeds from issuance of long-term debt				0	[1]	25,000	[1]	0	[2]	50,000	[2]	65,000	[3]	198,000	[3],[4]	138,250	[4]
Repayment of long-term debt				(1,758)	[1]	(13,000)	[1]	(55,434)	[2]	(13,500)	[2]	(14,928)	[3]	(139,750)	[3],[4]	(33,250)	[4]
Proceeds from equity issuance, net	$ 40,000	$ 101,186						101,186	[2]	0	[2]	0	[3]	170,693	[3],[4]	0	[4]
Proceeds from unit purchase program participants												403	[3]	0	[3],[4]	0	[4]
Affiliate financing, net				11,701	[1]	13,364	[1]	17,346	[2]	26,855	[2]	63,266	[3]	41,984	[3],[4]	5,615	[4]
Advances to parent, net				0		0		0		0		0		0		0
Issuance of preferred units to parent																0
Loan origination costs				(3)	[1]	(13)	[1]	(128)	[2]	(101)	[2]	(406)	[3]	(7,120)	[3],[4]	(829)	[4]
Redemption of common units												0	[3]	(19)	[3],[4]	0	[4]
Distributions paid				0	[1]	(26,255)	[1]	0	[2]	(52,516)	[2]	(70,072)	[3]	(77,421)	[3],[4]	(58,414)	[4]
Net cash provided by (used in) financing activities				9,940	[1]	(904)	[1]	62,970	[2]	10,738	[2]	43,263	[3]	186,367	[3],[4]	51,372	[4]
Net increase (decrease) in cash				(5,294)	[1]	202	[1]	28,608	[2]	2,211	[2]	6,245	[3]	(15,799)	[3],[4]	10,110	[4]
Cash:
Beginning of period		5,760	[1]	11,054	[1]	4,809	[3],[4]	11,054	[1]	4,809	[3],[4]	4,809	[3],[4]	20,608	[3],[4]	10,498	[4]
End of period		39,662	[2]	5,760	[1]	5,011	[1]	39,662	[2]	7,020	[2]	11,054	[1]	4,809	[3],[4]	20,608	[3],[4]
Reportable Legal Entities | Parent
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities				(285)		14,582		(14,683)		16,860		23,403		68,139		55,252
Investing activities:
Capital expenditures for property, plant and equipment				0		0		0		0		0		(20)		0
Investment in Hi-Crush Augusta LLC																(37,500)
Acquisition of Hi-Crush Augusta LLC														0
Acquisition of D&I Silica LLC, net																(94,955)
Restricted cash, net												0
Net cash used in investing activities				0		0		0		0		0		(20)		(132,455)
Financing activities:
Proceeds from issuance of long-term debt						25,000				50,000		65,000		198,000		138,250
Repayment of long-term debt				(500)		(13,000)		(53,500)		(13,500)		(14,500)		(139,750)		0
Proceeds from equity issuance, net								101,186						170,693
Proceeds from unit purchase program participants												403
Affiliate financing, net				0		0		0		0		0		0		5,615
Advances to parent, net				0		0		0		0		0		(224,250)		0
Issuance of preferred units to parent																0
Loan origination costs				(3)		(13)		(128)		(101)		(406)		(7,120)		(829)
Redemption of common units														(19)
Distributions paid						(26,255)				(52,516)		(70,072)		(77,421)		(53,777)
Net cash provided by (used in) financing activities				(503)		(14,268)		47,558		(16,117)		(19,575)		(79,867)		89,259
Net increase (decrease) in cash				(788)		314		32,875		743		3,828		(11,748)		12,056
Cash:
Beginning of period		3,348		4,136		308		4,136		308		308		12,056		0
End of period		37,011		3,348		622		37,011		1,051		4,136		308		12,056
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities				4,946		26,383		6,874		47,556		85,781		82,840		44,503
Investing activities:
Capital expenditures for property, plant and equipment				(1,819)		(15,977)		(11,342)		(28,758)		(48,158)		(15,191)		(6,260)
Investment in Hi-Crush Augusta LLC																0
Acquisition of Hi-Crush Augusta LLC														0
Acquisition of D&I Silica LLC, net																0
Restricted cash, net												691
Net cash used in investing activities				(1,819)		(15,977)		(11,342)		(28,758)		(47,467)		(15,191)		(6,260)
Financing activities:
Proceeds from issuance of long-term debt						0				0		0		0		0
Repayment of long-term debt				(1,258)		0		(1,934)		0		(428)		0		0
Proceeds from equity issuance, net								0						0
Proceeds from unit purchase program participants												0
Affiliate financing, net				0		0		0		0		0		0		0
Advances to parent, net				(5,000)		(11,050)		3,802		(17,300)		(36,299)		(68,150)		(44,750)
Issuance of preferred units to parent																0
Loan origination costs				0		0		0		0		0		0		0
Redemption of common units														0
Distributions paid						0				0		0		0		0
Net cash provided by (used in) financing activities				(6,258)		(11,050)		1,868		(17,300)		(36,727)		(68,150)		(44,750)
Net increase (decrease) in cash				(3,131)		(644)		(2,600)		1,498		1,587		(501)		(6,507)
Cash:
Beginning of period		1,946		5,077		3,490		5,077		3,490		3,490		3,991		10,498
End of period		2,477		1,946		2,846		2,477		4,988		5,077		3,490		3,991
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities				(2,275)		17,025		(2,373)		19,278		15,134		41,790		11,476
Investing activities:
Capital expenditures for property, plant and equipment				(11,305)		(21,414)		(18,445)		(37,471)		(73,200)		(66,970)		(4,370)
Investment in Hi-Crush Augusta LLC																0
Acquisition of Hi-Crush Augusta LLC														(224,250)
Acquisition of D&I Silica LLC, net																0
Restricted cash, net												0
Net cash used in investing activities				(11,305)		(21,414)		(18,445)		(37,471)		(73,200)		(291,220)		(4,370)
Financing activities:
Proceeds from issuance of long-term debt						0				0		0		0		0
Repayment of long-term debt				0		0		0		0		0		0		(33,250)
Proceeds from equity issuance, net								0						0
Proceeds from unit purchase program participants												0
Affiliate financing, net				11,701		13,364		17,346		26,855		63,266		41,984		9,092
Advances to parent, net				504		(8,443)		1,805		(8,692)		(4,370)		212,550		0
Issuance of preferred units to parent																37,500
Loan origination costs				0		0		0		0		0		0		0
Redemption of common units														0
Distributions paid						0				0		0		(8,654)		(15,887)
Net cash provided by (used in) financing activities				12,205		4,921		19,151		18,163		58,896		245,880		(2,545)
Net increase (decrease) in cash				(1,375)		532		(1,667)		(30)		830		(3,550)		4,561
Cash:
Beginning of period		466		1,841		1,011		1,841		1,011		1,011		4,561		0
End of period		174		466		1,543		174		981		1,841		1,011		4,561
Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities				(4,496)		(19,493)		5,607		(25,992)		(40,669)		(88,504)		(46,908)
Investing activities:
Capital expenditures for property, plant and equipment				0		0		0		0		0		0		0
Investment in Hi-Crush Augusta LLC																37,500
Acquisition of Hi-Crush Augusta LLC														0
Acquisition of D&I Silica LLC, net																0
Restricted cash, net												0
Net cash used in investing activities				0		0		0		0		0		0		37,500
Financing activities:
Proceeds from issuance of long-term debt						0				0		0		0		0
Repayment of long-term debt				0		0		0		0		0		0		0
Proceeds from equity issuance, net								0						0
Proceeds from unit purchase program participants												0
Affiliate financing, net				0		0		0		0		0		0		(9,092)
Advances to parent, net				4,496		19,493		(5,607)		25,992		40,669		79,850		44,750
Issuance of preferred units to parent																(37,500)
Loan origination costs				0		0		0		0		0		0		0
Redemption of common units														0
Distributions paid						0				0		0		8,654		11,250
Net cash provided by (used in) financing activities				4,496		19,493		(5,607)		25,992		40,669		88,504		9,408
Net increase (decrease) in cash				0		0		0		0		0		0		0
Cash:
Beginning of period		0		0		0		0		0		0		0		0
End of period		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.